Write-down and Loss on Sale of Assets	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Sale of Assets and Asset Impairment Charges	Gain (Loss) on Sale and (Write-down) of Assets
During the year ended December 31, 2023, the Company completed the sale of one Aframax / LR2 tanker for $23.0 million, with a gain on sale of $10.4 million.

During the year ended December 31, 2022, the Company completed the sales of three Aframax / LR2 tankers and one Suezmax tanker for a total price of $68.4 million, with an aggregate gain on sales of $9.4 million. During the year ended December 31, 2022, the previous write-down of $0.6 million for one of these vessels was reversed to reflect its agreed sales price.
During the year ended December 31, 2021, the Company completed the sale of four Aframax / LR2 tankers for a total price of $56.7 million, with an aggregate loss on sales of $2.1 million related to two of these vessels. In addition, the Company's consolidated statement of loss for the year ended December 31, 2021 includes write-downs of $4.6 million related to two vessels, which were classified as held for sale on the Company's consolidated balance sheet as at December 31, 2021, one of which was written down to its agreed sales price less selling costs and the other was written-down to its estimated sales price less estimated selling costs.

During the year ended December 31, 2021, the carrying values of three Suezmax tankers and four Aframax / LR2 tankers were written down to their estimated fair values, using appraised values provided by third parties. The write-downs were primarily due to a weaker near-term tanker market outlook and a reduction in charter rates as a result of the economic environment, which was impacted by the COVID-19 pandemic. The Company's consolidated statement of loss for the year ended December 31, 2021 includes write-downs totaling $85.0 million related to these vessels.

During the year ended December 31, 2022 and 2021, the Company recorded write-downs of $1.1 million and $0.7 million, respectively, on its operating lease right-of-use assets, which were written-down to their estimated fair values based on prevailing charter rates for comparable periods, due to a reduction in these charter rates.